Accounting Principles	12 Months Ended
Dec. 31, 2017
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Accounting Principles

Note 3: Accounting Principles

Going concern

The Company has primarily funded these losses through equity financings. To date, the Company has no product revenue, and management expects operating losses to continue for the foreseeable future. As the Company continues to actively prepare for the launch of a product in the United States in 2019, if approved, current cash and cash equivalents on hand are not projected to be sufficient to support the Company’s current operating plan for the next 12 months. As such, there are material uncertainties regarding the Company’s ability to continue as a going concern.

The Company expects to seek additional funds, most likely from equity or debt financings. To the extent that the Company raises additional funds by issuing equity securities, stockholders may experience significant dilution. However, no assurance can be given at this time as to whether the Company will be able to achieve these financing objective. If the Company does not obtain sufficient funds when needed, the Company could scale back its operating plan, notably by deferring or limiting some or all of its research or development projects.

The financial statements have been prepared on a going concern basis assuming that the Company will either be successful in its financing objections or that the Company will modify its operating plans such that the Company’s current cash and cash equivalents will be sufficient to fund the Company’s operations for a period of at least 12 months. As such, no adjustments have been made to the financial statements relating to the recoverability and classification of the asset carrying amounts or classification of liabilities that might be necessary should the Company not be able to continue as a going concern.

Refer to the liquidity risk disclosed in Note 23.

Methods of consolidation

The Financial Statements incorporate the standalone financial statements of DBV Technologies S.A and US subsidiary which is controlled by the Company. Control is achieved when the Company:

•	has power over the subsidiary;

•	is exposed, or has rights, to variable returns from its involvement with the subsidiary; and

•	has the ability to use its power to affect its returns.

The Company reassesses whether or not it controls a subsidiary if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Consolidation of subsidiaries begins when the Company obtains control over the subsidiary and ceases when the Company loses control over the subsidiary.

Profit or loss and each component of other comprehensive income are attributed to the owners of the Company and to the non- controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

When necessary, adjustments are made to the financial statements of subsidiaries to align their accounting policies with the Group’s accounting policies.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are neutralized in consolidation.

Translation of financial statements in foreign currencies

In preparing the financial statements of each individual group entity, transactions in currencies other than the entity’s functional currency are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing at the date when the fair value was determined.

For the purpose of presenting these consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated into euros using exchange rates prevailing at the end of each reporting period. Income and expense items are translated at the average exchange rates at the dates of the transactions. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity.

3.1 Intangible Assets

In application of the provisions in IAS 38 Intangible Assets (“IAS 38”), intangible assets acquired are recorded as assets on the Consolidated Statements of Financial Position at their acquisition cost.

Research and Development Expenses

Research expenses are recorded in the Financial Statements as expenses.

In accordance with IAS 38, development expenses are recorded in the Financial Statements as intangible assets only if all the following criteria are met:

(a)	technical feasibility necessary for the completion of the development project;

(b)	intention on the part of the Company to complete the project and to utilize it;

(c)	capacity to utilize the intangible asset;

(d)	proof of the probability of future economic benefits associated with the asset;

(e)	availability of the technical, financial, and other resources for completing the project; and

(f)	reliable evaluation of the development expenses.

Because of the risks and uncertainties related to regulatory authorizations and to the research and development process, the Company believes that the six criteria stipulated by IAS 38 are only fulfilled once the Market Access Authorization has been obtained from the competent authorities.

The application of this principle has resulted in all development costs being expensed as incurred.

Software

The costs related to the acquisition of licenses to software are posted to assets on the basis of the costs incurred to acquire and to implement the software in question.

They are amortized using the straight-line method over a period of one to three years depending on the anticipated period of use.

3.2 Property, Plant, and Equipment

Property, plant, and equipment are recorded at their acquisition cost or, if applicable, at their production cost.

Property, plant, and equipment are depreciated on the basis of the straight-line method over the estimated use period of the property. The fixtures of property rented are depreciated over the term of their own lifetime or of the term of the rental agreement, whichever is shorter.

The depreciation periods used are the following:

PROPERTY, PLANT, AND EQUIPMENT ITEM	DEPRECIATION PERIOD
Fixtures and improvements in structures	9 years
Research and development / production tools	5 years
Research equipment and technical facilities	5 years
Computer equipment	3 years
Office equipment and furniture	5 years

3.3 Financial Assets

In accordance with IAS 39 (Financial Instruments: Recognition and Measurement) and IAS 32 (Financial Instruments: Presentation), the Company has adopted the following classification for non-derivative financial assets, based on the type of asset and on management intention at the date of initial recognition. The designation and classification of such financial assets are subsequently reassessed at the end of each reporting period.

Non-derivative financial assets are recognized on the date when the Company becomes party to the contractual terms of the asset. On initial recognition, financial assets are measured at fair value, plus direct transaction costs in the case of financial assets not classified as fair value through profit or loss.

Classification, presentation and subsequent measurement of non-derivative financial assets are as follows:

Assets Owned Until Their Maturity

These securities are exclusively fixed income or determinable income and have fixed maturities, other than loans and accounts receivable, that the Company has the intention and the ability to keep until maturity. After their initial posting at their fair value, they are valued and posted to the accounts at the cost amortized on the basis of the effective interest rate (“EIR”) method.

The assets owned until their maturity are monitored for any objective indication of impairment. A financial asset is impaired if its book value is greater than its recoverable amount as estimated during impairment tests. The impairment is recorded to the income statement.

Loans and Receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are presented in current assets with loans with a maturity of less than 12 months are presented within “other current assets” and with trade receivables presented within “accounts receivable.” Loans with a maturity of more than 12 months are presented as “long- term loans and advances” within “other non-current assets.” Those financial assets are measured at amortized cost using the effective interest method.

The loans and receivables are monitored for any objective indication of impairment. A financial asset is impaired if its book value is greater than its recoverable amount as estimated during impairment tests. The impairment is recorded in the Consolidated Statements of (Loss).

The loans and receivables also include the deposits and guarantees, which are classified under “Non-current financial assets” in the Consolidated Statements of Financial Position.

Assets at Fair Value Per the Consolidated Statements of (Loss)

These assets are classified on the balance sheet in the following line items: Other non-current assets, Current financial assets and Cash and cash equivalents.

Financial assets at fair value through profit or loss comprise assets held for trading (financial assets acquired principally for the purpose of reselling them in the near term, usually within less than 12 months), and financial instruments designated as fair value through profit and loss on initial recognition in accordance with the conditions for application of the fair value option.

Realized and unrealized foreign exchange gains and losses on financial assets in currencies other than the euro are recognized in the income statement in Financial income or Financial expenses.

Assets Available for Sale

The assets available for sale include, primarily, securities that do not meet the criteria of the definition of the other categories of financial assets. They are measured at their fair value, and the changes in value are recorded in the Consolidated Statements of Changes in Shareholders’ Equity.

The fair value corresponds to the market price for those securities that are listed on the stock exchange or to an estimate of the use value for unlisted securities, determined on the basis of the financial criteria most appropriate for the specific situation of each security. When there is an objective indication of the impairment of these securities, the accumulated impairment that has been recorded in the Consolidated Statements of Changes in Shareholders’ Equity is recognized in the Consolidated Statement of (Loss).

3.4 Recoverable Amount of the Intangible Assets and Property, Plant, and Equipment

The property, plant, and equipment and intangible assets that have an established lifetime are subjected to an impairment test when the recoverability of their book value is called into question by the existence of indications of impairment. An impairment is posted to the accounts up to the amount of the excess of the book value over the recoverable value of the asset. The recoverable value of an asset corresponds to its fair value minus the costs of sale or its use value, whichever is higher.

3.5 Inventories and Work in Progress

Inventories are recorded at their cost or at their net liquidation value, if the latter is lower. In the latter case, the impairment is posted to income or loss. The inventories are valued on the basis of the “first-in, first-out” (“FIFO”) method.

3.6 Share Capital

Common shares are classified under Shareholders’ Equity in the Consolidated Statements of Financial Position. The costs of share capital transactions that are directly attributable to the issue of new shares or options are recorded in the Financial Statements in Shareholders’ Equity as a deduction from the revenue from the issue, net of tax.

3.7 Payments in Shares

Since its incorporation, the Company has established several plans for compensation paid in equity instruments in the form of employee warrants (bons de souscription de parts de créateur d’entreprise or “BSPCEs”) granted to employees and/or executives and in the form of “share warrants” (bons de souscription d’actions or “BSAs”) granted to non-employee members of the Board of Directors and scientific consultants.

Pursuant to IFRS 2 Share-based payment (“IFRS 2”), the cost of the transactions paid with equity instruments is posted to the accounts as an operating expense in the Consolidated Statements of (Loss) in exchange for an increase in the Shareholders’ Equity on the Consolidated Statements of Financial Position for the period during which the rights to be benefited from the equity instruments are acquired.

The Company has applied IFRS 2 to all equity instruments granted since 2002 to its employees, members of the Board of Directors, other individuals, or to companies.

The options are not subject to any market conditions. The characteristics of the options are presented in Note 17.

3.8 Recognition and measurement of Financial Liabilities

Financial Liabilities at Amortized Cost

Borrowings and other financial liabilities are valued initially at their fair value and then at the amortized cost, calculated on the basis of the effective interest rate (“EIR”) method.

The transaction expenses that are directly attributable to the acquisition or to the issue of a financial liability reduce that financial liability. These expenses are then amortized over the lifetime of the liability, on the basis of the EIR.

The EIR is the rate that equalizes the anticipated flow of future cash outflows with the current net book value of the financial liability in order to deduct its amortized cost therefrom.

Liabilities at Fair Value per the Consolidated Statements of (Loss)

The liabilities at fair value per the Consolidated Statements of (Loss) are valued at their fair value.

3.9 Subsidies and Conditional Advances

Subsidies

The Company receives assistance in the form of subsidies, which are grants that are not repayable by the Company. The subsidies are recognized when there is reasonable assurance that:

•	the Company will comply with the conditions attached to the subsidies, and

•	the subsidies will be received.

Subsidies that are upfront non-refundable payments are presented as deferred revenue and recognized ratably through income over the duration of the research program to which the subsidy relates.

A public subsidy that is to be received (e.g. from OSEO, the French Agency for Innovation) either as compensation for expenses or for losses already incurred, or for immediate financial support of the Company without associated expenses or losses, is recognized as other income ratably over the duration of the funded project.

Conditional advances

The Company also receives from time to time assistance in the form of conditional advances, which are advances repayable in whole or in part based upon acknowledgment by the funder of a technical or commercial success of the related project by the funding entity. The details concerning the conditional advances are provided in Note 11.

The amount resulting from the deemed benefit of the interest-free nature of the award is considered a subsidy for accounting purposes. This deemed benefit is determined by applying a discount rate equal to the rate of fungible treasury bonds over the time period that corresponds to the time period of the repayment of the advances.

In the event of a change in payment schedule of the stipulated repayments of the conditional advances, the Company makes a new calculation of the net book value of the debt resulting from the discounting of the expected new future cash flows. The adjustment that results therefrom is recognized in the income statement for the fiscal year during which the modification is recognized.

The conditional advances that can be subject to this type of modification are the with Compagnie Française d’Assurance pour le Commerce Extérieur (“COFACE”) advances presented in Note 11. The agreement with COFACE terminated on December 31, 2016.

3.10 Provisions

Provisions for Risks and Expenses

The provisions for risks and lawsuits correspond to the commitments resulting from lawsuits and various risks whose due dates and amounts are uncertain.

A provision is posted to the accounts when the Company has a legal or implicit obligation to a third party resulting from a past event, concerning which it is likely or certain that it will cause an outflow of resources to that third party, without consideration that is anticipated to be at least equivalent to the latter, and that the future outflows of liquid assets can be estimated reliably.

The amount recorded in the accounts as a provision is the best estimation of the expenses necessary to extinguish the obligation.

Pension Retirement Obligations

The employees of the Company receive the retirement benefits stipulated by law in France:

•	obtaining a compensation paid by the Company to employees upon their retirement (defined-benefit plan);

•	payment of retirement pensions by the Social Security agencies, which are financed by the contributions made by companies and employees (defined-contribution plans).

For the defined-benefit plans, the costs of the retirement benefits are estimated by using the projected credit unit method. According to this method, the cost of the retirement pensions is recognized in the Consolidated Statements of (Loss) so that it is distributed uniformly over the term of the services of the employees. The retirement benefit commitments are valued at the current value of the future payments estimated using, for the discounting, the market rate based on the long-term obligations of the first-category companies with a term that corresponds to that estimated for the payment of the services provided.

The Company relies on external actuaries to conduct an annual review of the valuation of these plans.

The difference between the amount of the provision at the beginning of a fiscal year and at the close of that year is recognized through profit or loss for the portion representing the costs of services rendered and through other comprehensive income for the portion representing the actual gains and losses.

The Company’s payments for the defined-contribution plans are recognized as operating expenses on the Consolidated Statements of (Loss) of the period with which they are associated.

3.11 Revenue

The revenue of the Company resulted in previous years mainly from the sale of the product Diallertest, a kit for diagnosing the allergy to proteins in cow’s milk. During the second half of 2015, the Company discontinued its commercial partnership with respect to the product and ceased selling Diallertest Milk.

The Company recognizes revenue when the amount can be measured reliably, when it is likely that the future economic advantages will benefit the Company, and when the specific criteria are met for the business activity of the Company. For product sales, the sales revenue is recognized upon delivery.

3.12 Other Income

Subsidies

Since it was formed, because of its innovative character, the Company has received a certain number of sources of assistance or subsidies from the central government or from local public authorities such as OSEO or the Banque Publique d’Investissement, intended to finance its operations or the recruitment of specific personnel.

When the obtention of the subsidy is reasonably certain, these subsidies are recognized as “Other income” during the calendar year over which the corresponding expenses or expenditures were recorded.

Research Tax Credit

The Research Tax Credit (Crédit d’Impôt Recherche, CIR) is granted to companies by the French tax authorities in order to encourage them to conduct technical and scientific research. Companies that prove that they have expenditures that meet the required criteria (research expenditures located in France or, since January 1, 2005, within the European Community or in another State that is a party to the Agreement on the European Economic Area that has concluded a tax treaty with France that contains an administrative assistance clause) receive a tax credit that can be used for the payment of the corporate tax due for the fiscal year in which the expenditures were made and the next three fiscal years, or, as applicable, can be reimbursed for the excess portion. The expenditures taken into account for the calculation of the research tax credit involve only research expenses.

The Company has received the Research Tax Credit annually since it was formed.

The Company received the reimbursement of the 2014 Research Tax Credit for an amount of €4.3 million during the year 2015.

The Company received the reimbursement of the 2015 Research Tax Credit for an amount of €5.7 million during the year 2016.

The Company received the reimbursement of the 2016 Research Tax Credit for an amount of €7.3 million during the year 2017.

The Company will request the reimbursement of the 2017 Research Tax Credit for an amount of €9.2 million during the year 2018, under the community tax rules for small and medium firms in compliance with the regulatory texts applicable.

Collaboration agreement with Nestlé Health Science

On May 31, 2016, the Company announced its entry into an exclusive global collaboration with Nestlé Health Science to develop MAG1C, a ready-to-use and standardized atopy patch test tool for the diagnosis of cow’s milk protein allergy in infants and toddlers. Under the terms of the exclusive collaboration, the Company is responsible for leading the development activities of MAG1C up through a pivotal Phase III clinical program, and if the appropriate regulatory approvals are received, Nestlé Health Science will support the commercialization of MAG1C globally, while prioritizing certain agreed-upon countries. The Company is eligible to receive up to €100.0 million in potential development, clinical, regulatory and commercial milestones, inclusive of a non-refundable upfront payment of €10.0 million that the Company received in July 2016.

In accordance with International Accounting Standard 18, upfront payments and milestones received under the Company’s collaboration agreement are deferred and recognized over the service period obligation. Upon entry into the collaboration agreement, the Company’s management estimated the expected service period obligation, as well as the cost involved in the project. Upfront payments and milestones are recognized on a straight line basis or, if the associated costs can be reliably estimated, based on the cost incurred under the project. Periodically, the Company reassesses the estimated time and cost to complete the project and adjusts the time period over which the revenue is deferred accordingly. If the outcome of a contract cannot be estimated reliably, revenue is recognized only to the extent of costs incurred that it is probable will be recoverable, in accordance with International Accounting Standard 11.

As of December 31, 2017, we had recorded deferred revenue of €9.5 million related to our collaboration with Nestlé Health Science, which will be deferred and recognized ratably over the service obligation period. We expect the service obligation period to be completed in the second half of 2021.

Deferred revenue is included in other current and non-current liabilities, as applicable.

3.13 Rental Agreements

The rental agreements involving property, plant, and equipment are classified as finance lease agreements when the Company bears a substantial portion of all the benefits and risks inherent in the ownership of the property. The assets that are covered under financing lease agreements are capitalized as of the beginning date of the rental agreement on the basis of the fair value of the rented asset or the discounted values of the future minimum payments, whichever is lower. Each rental payment is distributed between the debt and the financial cost in such a manner as to determine a constant interest rate on the principal that remains due. The corresponding rental obligations, net of the financial expenses, are classified as financial liabilities. The portion of the financial expense that corresponds to the interest is recognized as an expense over the term of the agreement. The property, plant, or equipment acquired within the framework of a finance lease agreement is amortized over the use period or the term of the lease agreement, whichever is shorter.

The rental agreements for which a significant portion of the risks and advantages is preserved by the lessor are classified as ordinary rental agreements. The payments made for these ordinary rental agreements, net of any incentive measures, are recognized as operating expenses on the Consolidated Statements of (Loss) in a linear manner over the term of the agreement.

3.14 Taxes

Income Tax

Deferred taxes are recognized for all the temporary differences arising from the difference between the tax basis and the accounting basis of the assets and liabilities that appear in the financial statements. The primary temporary differences are related to the tax losses that can be carried forward or backward. The tax rates that have been ratified by a legal text as of the closing date are utilized to determine the deferred taxes.

The deferred tax assets are recorded in the accounts only to the extent that it is likely that the future profits will be sufficient to absorb the losses that can be carried forward or backward. Considering its stage of development, which does not allow income projections judged to be sufficiently reliable to be made, the Company has not recognized deferred tax assets in relation to tax losses carryforward in the Consolidated Statements of Financial Position.

3.15 Segment Information

The Company operates in a single operating segment: the conducting of research and development of epicutaneous immunotherapy products in order to market them in the future. The assets, liabilities, and operating losses recognized are primarily located in France.

3.16 Other Items in the Comprehensive income (loss)

The revenue and expense items for the period that are not posted in the Consolidated Statements of (Loss) as stipulated by the applicable standards are presented, as necessary, under the rubric “Other comprehensive income (loss).”

3.17 Use of Estimates

The preparation of our Consolidated Financial Statements requires the management to make estimates, assumptions and judgments that affect the reported amounts of assets, liabilities, revenue and expenses. Estimates and assumptions are based on historical experience and other factors that management believes to be reasonable under the circumstances. Estimates and assumptions are measured on an ongoing basis. Actual results may differ from these estimates.

These estimates and judgments mainly involve:

•	a valuation of the fair value of the employee warrants (BSPCEs) granted to employees and/or executives and share warrants (BSAs) granted to non-employee members of the Board of Directors and scientific consultants and to service providers, performed on the basis of actuarial models; these models require the use by the Company of certain calculation assumptions such as the expected volatility of the security;

•	an estimate of the Research Tax Credit based on internal and external expenses incurred by the Company during the year. Only eligible research expenses are included in the calculation of the research tax credit.

3.18 Presentation of Financial Assets and Financial Liabilities Measured at Fair Value

•	In accordance with the amendments to IFRS 7, financial instruments are presented in three categories based on a hierarchical method used to determine their fair value:

•	level 1: fair value calculated using quoted prices in an active market for identical assets and liabilities;

•	level 2: fair value calculated using valuation techniques based on observable market data such as prices of similar assets and liabilities or parameters quoted in an active market;

•	level 3: fair value calculated using valuation techniques based wholly or partly on unobservable inputs such as prices in an inactive market or a valuation based on multiples for unlisted securities.

3.19 Subsequent events

The Consolidated Financial Statements are adjusted to reflect the subsequent events that alter the amounts related to the situations that exist as of the closing date. The adjustments are made until the date the consolidated financial statements are approved and authorized for issuance by the Board of Directors.